Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Charter hire commissions	$ 322	$ 276	$ 351
Ship-management Fees	716	637	724
Administration Fees	1,632	1,632	1,628
Total	$ 2,670	$ 2,545	$ 2,703